Segmented information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Reconciliation Segmented Information

Reconciliation to net income:

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024
Revenue	$8,835,040	$6,560,022	$3,666,521	$2,287,776

Cost of revenue	4,223,185	3,149,880	1,877,511	1,079,212

Gross profit	4,611,855	3,410,142	1,789,010	1,208,564

Segment operating expenses	4,691,220	3,349,201	1,583,813	1,141,731
Total operating (loss) income	(79,365)	60,941	205,197	66,833

Unallocated expenses	1,025,414	1,063,492	288,051	326,749
Amortization and expiration of Operating lease right-of-use assets	-	6,781	-	-
Depreciation	136,622	198,802	45,667	45,313
Foreign exchange (gain) loss	(3,060)	25,666	9,073	(3,094)
Interest and other income	(30,871)	(639)	(24,633)	(629)
Loss on disposal of equipment	-	1,927	-	-
Stock-based compensation	155,154	277,348	65,705	104,778

Net loss before income taxes	$(1,362,624)	(1,512,436)	(178,666)	(406,284)

Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region based on impression served.

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024
Total revenue
Western Europe	$3,032,810	$2,631,042	$1,296,193	$919,564
Central, Eastern and Southern Europe	756,393	439,496	236,992	153,880
North America	4,674,007	3,100,194	1,977,653	1,106,938
Rest of World	371,830	389,290	155,683	107,394

Total revenue	$8,835,040	$6,560,022	$3,666,521	$2,287,776

Schedule of Equipment Geographical Region	The Company’s equipment is located as follows:
Net Book Value	September 30, 2025	December 31, 2024

Canada	$20,593	$17,213
Israel	7,451	5,707
United Kingdom	2,055	2,883
Total equipment	$30,099	$25,803